Consolidated Statements of Operations - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
REVENUES
Commissions and fees	$ 3,767	$ 3,633	$ 3,458
Gross Investment Income, Operating	16	15	18
Other income	19	7	4
Total revenues	3,802	3,655	3,480
EXPENSES
Salaries and benefits	(2,314)	(2,207)	(2,475)
Other operating expenses	(659)	(636)	(600)
Depreciation expense	(92)	(94)	(79)
Amortization of intangible assets	(54)	(55)	(59)
Goodwill impairment charge	0	0	(492)
Restructuring Costs	(36)	0	0
Total expenses	(3,155)	(2,992)	(3,705)
OPERATING (LOSS) INCOME	647	663	(225)
Other Nonoperating Income (Expense)	6	22	16
Loss on extinguishment of debt	0	(60)	0
Interest expense	(135)	(126)	(128)
(Loss) Income from continuing operations before income taxes and interest in earnings of associates	518	499	(337)
Income taxes	(159)	(122)	(101)
(LOSS) INCOME FROM CONTINUING OPERATIONS BEFORE INTEREST IN EARNINGS OF ASSOCIATES	359	377	(438)
Interest in earnings of associates, net of tax	14	0	5
Net income (loss)	373	377	(433)
Less: net income attributable to noncontrolling interests	(11)	(12)	(13)
NET (INCOME) LOSS ATTRIBUTABLE TO WILLIS GROUP HOLDINGS	362	365	(446)
AMOUNTS ATTRIBUTABLE TO WILLIS GROUP HOLDINGS SHAREHOLDERS
NET (INCOME) LOSS ATTRIBUTABLE TO WILLIS GROUP HOLDINGS	$ 362	$ 365	$ (446)
BASIC EARNINGS PER SHARE
— Continuing operations	$ 2.03	$ 2.07	$ (2.58)
DILUTED EARNINGS PER SHARE
— Continuing operations	2.00	2.04	(2.58)
CASH DIVIDENDS DECLARED PER SHARE	$ 1.2	$ 1.12	$ 1.08